Income and Share Data Used In Basic and Diluted Earnings Per Share Computations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Net income (loss), basic and diluted	$ 25,502	$ 33,989	$ (2,903)
Denominator:
Weighted-average number of common shares outstanding, basic	216,964	216,901	195,448
Effect of share-based compensation awards	457	2
Weighted-average number of common shares outstanding, diluted	217,421	216,903	195,448
Earnings (loss) per share:
Basic	$ 0.12	$ 0.16	$ (0.01)
Diluted	$ 0.12	$ 0.16	$ (0.01)